Leases - Schedule of the Maturity of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of the Maturity of Operating Lease Liabilities [Abstract]
2026	$ 321,667
2027	140,388
Thereafter
Total lease payments	462,055
Less: imputed interest	(14,585)
Total lease liabilities	$ 447,470	$ 578,758